GOING CONCERN	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Going Concern
GOING CONCERN

NOTE 12 – GOING CONCERN

The Company reported a net loss of $2,932,213 and net cash used in operating activities of $1,635,829 for the six months ended June 30, 2021. In addition, the Company had an accumulated deficit of $30,666,995 and working capital of $6,488,761 as of June 30, 2021. However, considering the planned level of capital expenditures during the next twelve months, the Company expects to incur a capital deficit. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

When preparing the condensed consolidated financial statements as of June 30, 2021, the Company’s management concluded that a going concern basis of preparation was appropriate after analyzing the cash flow forecast for the next twelve months. In preparing the cash flow analysis, management took into account the Company’s ability to reduce capital expenditures when there is lack of available cash, and the Company’s ability to obtain financial support to fund any shortfall in cash requirements from potential public and private issuances of its securities, funding from its principal shareholder and through bank debt with banks in Indonesia with which the Company has pre-existing relationships.

Based on the Company’s current liquidity and anticipated funding requirements, particular if the Company’s efforts discussed above are unsuccessful if the Company fails to achieve these goals, the Company will likely need additional financing to execute its business plan. If additional financing is required, the Company cannot predict whether this additional financing will be in the form of equity, debt, or another form, and the Company may not be able to obtain the necessary additional capital on a timely basis, on acceptable terms, or at all. In the event that financing sources are not available from any source, or that the Company is unsuccessful in increasing its revenues, achieving profitability gross profit margin and reducing operating losses, the Company may be unable to implement its current plans for expansion, repay debt obligations or respond to competitive pressures, any of which would have a material adverse effect on the Company’s business, prospects, financial condition and results of operations.

Management prepared the condensed consolidated financial statements assuming the Company will continue as a going concern. However, there is no assurance that the measures above can be achieved as planned. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. If the Company is unable to continue as a going concern, it may have to liquidate its assets and may receive less than the value at which those assets are carried on the financial statements.

GOING CONCERN

NOTE 18 – GOING CONCERN

The Company experienced net loss of $6,951,698 and $1,673,735, and net cash used in operating activities of $5,186,048 and $439,794 for the years ended December 31, 2020 and 2019, respectively. As of December 31, 2020, the Company had net current assets of $9,413,594, however, considering the planned level of capital expenditures expected during the next twelve months, there will be an expected capital deficit to occur. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

When preparing the consolidated financial statements as of December 31, 2020 and for the year then ended, the Company’s management concluded that a going concern basis of preparation was appropriate after analyzing the cash flow forecast for the next twelve months. In preparing the cash flow analysis, management took into account the Company’s ability to reduce capital expenditures when there is lack of available cash, and the Company’s ability to obtain financial support to fund any shortfall in cash requirements from potential public and private issuances of its securities, funding from its principal shareholder and through bank debt with banks in Indonesia with which the Company has pre-existing relationships.

If the Company fails to achieve these goals, the Company will likely need additional financing to execute its business plan. If additional financing is required, the Company cannot predict whether this additional financing will be in the form of equity, debt, or another form, and the Company may not be able to obtain the necessary additional capital on a timely basis, on acceptable terms, or at all. In the event that financing sources are not available from any source, or that the Company is unsuccessful in increasing its gross profit margin and reducing operating losses, the Company may be unable to implement its current plans for expansion, repay debt obligations or respond to competitive pressures, any of which would have a material adverse effect on the Company’s business, prospects, financial condition and results of operations.

Management prepared the consolidated financial statements assuming the Company will continue as a going concern. However, there is no assurance that the measures above can be achieved as planned. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. If the Company is unable to continue as a going concern, it may have to liquidate its assets and may receive less than the value at which those assets are carried on the financial statements.